S-K 1602(c) Dilution	Aug. 29, 2025 USD ($) $ / shares shares
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	11.4
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.4)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (8,133)
Net Tangible Book Value Adjusted	$ (6,996,633)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	5,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (200,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(20,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (8,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	201,250,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	14,800
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (253,300)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordianry Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.85
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.15
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (8,133)
Net Tangible Book Value Adjusted	$ 143,003,367
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (50,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(5,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (8,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	201,250,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	14,800
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (253,300)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordianry Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.8
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.2
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (8,133)
Net Tangible Book Value Adjusted	$ 93,003,367
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	15,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (100,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(10,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (8,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	201,250,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	14,800
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (253,300)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordianry Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.7
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.3
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (8,133)
Net Tangible Book Value Adjusted	$ 43,003,367
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	10,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (150,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(15,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (8,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	201,250,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	14,800
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (253,300)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordianry Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	11.49
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.49)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (8,133)
Net Tangible Book Value Adjusted	$ (8,543,333)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	5,750,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (230,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(23,000,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (9,800,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	231,250,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 14,800
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordianry Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.87
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.13
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (8,133)
Net Tangible Book Value Adjusted	$ 163,956,667
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (57,500,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(5,750,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (9,800,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	231,250,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 14,800
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordianry Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.83
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.17
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (8,133)
Net Tangible Book Value Adjusted	$ 106,456,667
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	17,250,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (115,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(11,500,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (9,800,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	231,250,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 14,800
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordianry Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.74
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.26
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (8,133)
Net Tangible Book Value Adjusted	$ 48,956,667
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	11,500,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (172,500,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(17,250,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (9,800,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	231,250,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 14,800
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordianry Shares Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000